UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-04767



                        HERITAGE GROWTH AND INCOME TRUST
                        --------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036





Date of fiscal year end: September 30

Date of reporting period: June 30

ITEM 1. SCHEDULE OF INVESTMENTS

----------------------------------------------------------------------------------------------------------------
                                       HERITAGE GROWTH AND INCOME TRUST
                                             INVESTMENT PORTFOLIO
                                                 JUNE 30, 2005
                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                     % OF NET
                                                                       SHARES            VALUE        ASSETS
                                                                       ------            -----        ------
COMMON STOCKS
-------------
DOMESTIC
--------
   AGRICULTURE
   -----------
      Altria Group, Inc.                                                51,400  $       3,323,523        4.0%
                                                                                -----------------  ----------
   AIRLINES
   --------
      Southwest Airlines Co.                                           131,946          1,838,007        2.2%
                                                                                -----------------  ----------
   BANKS
   -----
      Bank of America Corporation                                       55,000          2,508,550        3.0%
      The Bank of New York Company, Inc.                                78,500          2,259,230        2.7%
                                                                                -----------------  ----------
                                                                                        4,767,780        5.7%
   CHEMICALS
   ---------
      PPG Industries, Inc.                                              24,500          1,537,620        1.9%
      The Dow Chemical Company                                          48,800          2,173,064        2.6%
                                                                                -----------------  ----------
                                                                                        3,710,684        4.5%
   COMMERCIAL SERVICES
   -------------------
      Macquarie Infrastructure Company Trust                           100,000          2,838,000        3.4%
                                                                                -----------------  ----------
   COSMETICS/PERSONAL CARE
   -----------------------
      Colgate-Palmolive Company                                         26,200          1,307,642        1.6%
                                                                                -----------------  ----------
   DIVERSIFIED MANUFACTURER
   ------------------------
      General Electric Company                                          83,700          2,900,205        3.5%
                                                                                -----------------  ----------
   ELECTRIC
   --------
      Dominion Resources, Inc.                                          36,200          2,656,718        3.2%
                                                                                -----------------  ----------
   ENVIRONMENTAL CONTROL
   ---------------------
      Synagro Technologies, Inc.                                       347,955          1,680,623        2.0%
                                                                                -----------------  ----------
   FINANCIAL SERVICES
   ------------------
      Alliance Capital Management Holding L.P.                          50,100          2,341,674        2.8%
      Citigroup Inc.                                                    66,700          3,083,541        3.7%
      E*TRADE Financial Corporation*                                    64,900            907,951        1.1%
      JPMorgan Chase & Co.                                              52,300          1,847,236        2.2%
                                                                                -----------------  ----------
                                                                                        8,180,402        9.8%
   HEALTHCARE SERVICES
   -------------------
      Health Management Associates, Inc., Class "A"                     69,900          1,829,982        2.2%
      UnitedHealth Group Inc.                                           46,600          2,429,724        3.0%
      WellPoint, Inc.*                                                  32,600          2,270,264        2.8%
                                                                                -----------------  ----------
                                                                                        6,529,970        8.0%
   INSURANCE
   ---------
      The St. Paul Travelers Companies, Inc.                            48,500          1,917,205        2.3%
                                                                                -----------------  ----------
   OIL & GAS
   ---------
      Chevron Corporation                                               30,600          1,711,152        2.1%
      Exxon Mobil Corporation                                           31,400          1,804,558        2.2%
      Marathon Oil Corporation                                          32,800          1,750,536        2.1%
                                                                                -----------------  ----------
                                                                                        5,266,246        6.4%
   PHARMACEUTICALS
   ---------------
      Pfizer, Inc.                                                      72,900          2,010,582        2.4%
                                                                                -----------------  ----------
   REITS
   -----
      Host Marriott Corporation                                        195,400          3,419,500        4.1%
                                                                                -----------------  ----------
   RETAIL
   ------
      Target Corporation                                                26,300          1,430,983        1.7%
                                                                                -----------------  ----------
   SOFTWARE
   --------
      Microsoft Corporation                                             59,000          1,465,560        1.8%
                                                                                -----------------  ----------
   TELECOMMUNICATIONS
   ------------------
      ALLTEL Corporation                                                43,000          2,678,040        3.2%
                                                                                -----------------  ----------
   TRANSPORTATION
   --------------
      Union Pacific Corporation                                         27,500          1,782,000        2.2%
                                                                                -----------------  ----------
Total Domestic Common Stocks (cost $54,009,138)                                        59,703,670       72.0%

FOREIGN (a)
-----------
   BANKS
   -----
      Barclays PLC                                                     149,500          1,488,569        1.8%
      Lloyds TSB Group, PLC                                            278,600          2,362,033        2.8%
                                                                                -----------------  ----------
                                                                                        3,850,602        4.6%
   FINANCIAL SERVICES
   ------------------
      China Merchants Holdings (International) Company Ltd             754,900          1,466,429        1.8%
      W.P. Stewart & Co., Ltd.                                          83,900          2,027,863        2.4%
                                                                                -----------------  ----------
                                                                                        3,494,292        4.2%
   FOOD
   ----
      Tesco PLC                                                        500,000          2,856,695        3.4%
                                                                                -----------------  ----------


----------------------------------------------------------------------------------------------------------------
                                       HERITAGE GROWTH AND INCOME TRUST
                                             INVESTMENT PORTFOLIO
                                                 JUNE 30, 2005
                                                  (UNAUDITED)
----------------------------------------------------------------------------------------------------------------
                                                                                                     % OF NET
                                                                       SHARES            VALUE        ASSETS
                                                                       ------            -----        ------
   PHARMACEUTICALS
   ---------------
      GlaxoSmithKline PLC, Sponsored ADR                                37,300          1,809,423        2.2%
      Sanofi-Aventis                                                    20,000          1,644,067        2.0%
                                                                                -----------------  ----------
                                                                                        3,453,490        4.2%
   RETAIL
   ------
      Kingfisher PLC                                                   258,500          1,139,828        1.4%
                                                                                -----------------  ----------
Total Foreign Common Stocks (cost $13,221,784)                                         14,794,907       17.8%
                                                                                -----------------  ----------
Total Common Stocks (cost $67,230,922)                                                 74,498,577      89.8%

PREFERRED STOCKS
----------------

   FINANCIAL SERVICES
   ------------------
      Merrill Lynch & Co., 3.65%                                        60,000          1,419,000        1.7%
                                                                                -----------------  ----------
Total Preferred Stocks  (cost $1,500,000)                                               1,419,000        1.7%


                                                                       PRINCIPAL                     % OF NET
                                                                       AMOUNT            VALUE        ASSETS
                                                                       ------            -----        ------

CONVERITABLE BONDS
------------------

   TELECOMMUNICATIONS
   ------------------
      Level 3 Communications, Inc., 6.0%, 03/15/10                 $ 3,000,000       $  1,560,000        1.9%
                                                                                -----------------  ----------
Total Convertible Bonds  (cost $1,827,443)                                              1,560,000        1.9%

CORPORATE BONDS
---------------

   PIPELINES
   ---------
      El Paso Corporation, 7.375%, 12/15/12                          1,000,000          1,002,500        1.2%
                                                                                -----------------  ----------
Total Corporate Bonds  (cost $795,290)                                                  1,002,500        1.2%
Total Investment Portfolio excluding repurchase
  agreement (cost $71,353,655)                                                         78,480,077       94.6%
                                                                                -----------------  ----------
REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 June 30, 2005 @ 2.75% to be
 repurchased at $2,956,226 on
 July 1, 2005, collateralized by
 $2,910,000 United States Treasury Notes,
 4.25% due August 15, 2014, (market value
$3,030,691 including interest)
(cost $2,956,000) . . . . . . . . . . . . . . . . . . . .                               2,956,000        3.5%
                                                                               ------------------ -----------
TOTAL INVESTMENT PORTFOLIO (COST $74,309,655) (b)                                      81,436,077       98.1%
OTHER ASSETS AND LIABILITIES, NET,                                                      1,542,317        1.9%
                                                                                -----------------  ----------
NET ASSETS                                                                           $ 82,978,394      100.0%
                                                                                =================  ==========
-------
* Non-income producing security.

(a) U.S. dollar denominated.
(b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $7,126,422 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $8,990,237 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $1,863,815.

ADR - American Depository Receipt.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Growth and Income Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Growth and Income Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Growth and Income Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              HERITAGE GROWTH AND INCOME TRUST


Date: August 26, 2005                               /s/ K.C. Clark
                                                    ---------------------------
                                                    K.C. Clark
                                                    Executive Vice President
                                                    and Principal Executive
                                                    Officer


     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: August 26, 2005                               /s/ K.C. Clark
                                                    ---------------------------
                                                    K.C. Clark
                                                    Executive Vice President
                                                    and Principal Executive
                                                    Officer



Date: August 26, 2005                               /s/ Andrea N. Mullins
                                                    ---------------------------
                                                    Andrea N. Mullins
                                                    Principal Financial Officer